UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kynikos Associates LP
Address:   20 West 55th Street, 8th Floor
           New York, NY 10019

Form 13F File Number: 28-14443

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian F. Nichols
Title:     Chief Financial Officer
Phone:     (212) 649-0200


Signature, Place, and Date of Signing:

/s/ Brian F. Nichols            New York, New York           February 14, 2013
-------------------------       ------------------           -----------------
    [Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              ------------

Form 13F Information Table Entry Total:            21
                                              ------------

Form 13F Information Table Value Total:         $255,632
                                              ------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
                           --------------------------


      Column 1                     Column 2       Column 3   Column 4          Column 5     Column 6   Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                   TITLE OF                 VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
   NAME OF ISSUER                   CLASS        CUSIP     (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGER    SOLE  SHARED  NONE

AMAZON COM INC                       COM        023135106    9,985      39,800  SH           SOLE                39,800
CITIGROUP INC                      COM NEW      172967424   12,181     307,900  SH           SOLE               307,900
DEERE & CO                           COM        244199105   15,076     174,450  SH           SOLE               174,450
DEUTSCHE BANK AG                  NAMEN AKT     D18190898    7,298     168,000  SH           SOLE               168,000
EOG RES INC                          COM        26875P101   10,472      86,700  SH           SOLE                86,700
HUNTINGTON INGALLS INDS INC          COM        446413106    7,975     184,000  SH           SOLE               184,000
ISHARES TR                      MSCI EMERG MKT  464287234   10,351     233,400  SH           SOLE               233,400
JPMORGAN CHASE & CO                  COM        46625H100   10,390     236,300  SH           SOLE               236,300
KKR & CO L P DEL                  COM UNITS     48248M102   13,608     893,500  SH           SOLE               893,500
MASTERCARD INC                       CL A       57636Q104    8,401      17,100  SH           SOLE                17,100
MCDONALDS CORP                       COM        580135101   12,094     137,100  SH           SOLE               137,100
RACKSPACE HOSTING INC                COM        750086100   13,049     175,700  SH           SOLE               175,700
SANDISK CORP                         COM        80004C101   15,564     357,800  SH           SOLE               357,800
SPDR S&P 500 ETF TR                TR UNIT      78462F103   16,363     114,900  SH           SOLE               114,900
SPDR S&P MIDCAP 400 ETF TR      UTSER1 S&PDCRP  78467Y107   15,637      84,200  SH           SOLE                84,200
STARBUCKS CORP                       COM        855244109   13,241     246,900  SH           SOLE               246,900
LIBERTY MEDIA CORPORATION       LIB CAP COM A   530322106    8,283      71,400  SH           SOLE                71,400
UNITED STATES NATL GAS FUND    UNIT PAR $0.001  912318201   20,100   1,063,500  SH           SOLE             1,063,500
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF  922042874   13,680     280,100  SH           SOLE               280,100
VMWARE INC                         CL A COM     928563402   13,471     143,100  SH           SOLE               143,100
VISA INC                           COM CL A     92826C839    8,413      55,500  SH           SOLE                 8,413